Stockholders' Deficit (Details) - Schedule of weighted-average assumptions used in the Black-Scholes option pricing model - Share-based Payment Arrangement [Member] - 2020 Equity Incentive Plan	9 Months Ended
Sep. 30, 2021
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Assumed risk-free interest rate	1.10%
Assumed volatility	80.80%
Expected option life	6 years 2 months 12 days